Interest Expense, net (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018
Text Block [Abstract]
Summary of Interest Expense

The following details the components of interest expense for the periods presented (in thousands):

	Fiscal Year Ended January 30, 2016	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Interest on debt	$127,273	$122,193	$163,210
Interest on capital lease and financing obligations	5,003	4,244	4,205
Debt issuance costs amortization	7,408	7,693	4,060
Original issue discount amortization	9,440	9,398	4,403
Charges related to debt refinancing	—	—	21,061
Capitalized interest	(1,288)	(68)	(215)
Unrealized loss on interest rate caps	2,257	73	—
Other interest income	—	(182)	—

Interest expense, net	$150,093	$143,351	$196,724

Interest Expense, net

The following details the components of interest expense for the periods presented (in thousands):

	Thirteen Weeks Ended		Twenty Six Weeks Ended
	August 4, 2018	July 29, 2017	August 4, 2018	July 29, 2017
Interest on debt	$37,633	$40,441	$79,762	$79,312
Interest on capital lease and financing obligations	1,041	1,053	2,085	2,108
Debt issuance costs amortization	916	1,048	1,930	2,095
Original issue discount amortization	878	1,015	1,979	2,030
Loss on debt extinguishment	19,159	353	19,159	22,463
Capitalized interest	(72)	(90)	(157)	(118)

Interest expense, net	$59,555	$43,820	$104,758	$107,890